Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Summary of long-term debt
The Company carries its long-term debt at face value, net of applicable discounts. Long-term debt consisted of the following:

	December 31,
	2014	2013
	(In thousands)
2.25% Convertible Senior Notes due 2036 (principal of $0 and $182,753 at December 31, 2014 and 2013, respectively)	$—	$160,334
3.00% Convertible Senior Notes due 2020 (principal of $0 and $115,000 at December 31, 2014 and 2013, respectively)	—	84,305
5.00% Senior Notes (principal of $550,000 at December 31, 2014)	540,100	—
Real Estate Credit Facility	58,003	67,719
Acquisition Line	69,713	60,000
Other real estate related and long-term debt	358,271	280,230
Capital lease obligations related to real estate, maturing in varying amounts through June 2034 with a weighted average interest rate of 9.5%	55,380	46,490
	1,081,467	699,078
Less current maturities of real estate credit facility and other long-term debt	72,630	35,389
	$1,008,837	$663,689

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate annual maturities of long-term debt for the next five years are as follows:

Total
(In thousands)
Year Ended December 31,
2015	$72,629
2016	57,914
2017	75,791
2018	116,878
2019	72,723
Thereafter	685,532
Total	$1,081,467

3.00% Convertible Notes due 2020
Debt Instrument [Line Items]
Contractual Interest Expense And Discount Amortization Table [Text Block]
For the years ended December 31, 2014, 2013 and 2012, the contractual interest expense and the discount amortization, which is recorded as interest expense in the accompanying Consolidated Statements of Operations, were as follows:

	Year Ended December 31,
	2014	2013	2012
	(dollars in thousands)
Year-to-date contractual interest expense	$1,839	$3,450	$3,450
Year-to-date discount amortization(1)	$1,810	$3,251	$2,966
Effective interest rate of liability component	8.6%	8.6%	8.6%
(1) Represents the incremental impact of the accounting for convertible debt as primarily codified in ASC 470, Debt.

2.25% Convertible Notes due 2036
Debt Instrument [Line Items]
Contractual Interest Expense And Discount Amortization Table [Text Block]
For the years ended December 31, 2014, 2013, and 2012, the contractual interest expense and the discount amortization relative to the 2.25% Notes, which is recorded as other interest expense in the accompanying Consolidated Statements of Operations, were as follows:

	Year Ended December 31,
	2014	2013	2012
	(dollars in thousands)
Year-to-date contractual interest expense	$1,875	$4,112	$4,112
Year-to-date discount amortization(1)	$5,366	$7,530	$6,948
Effective interest rate of liability component	7.7%	7.7%	7.7%
(1) Represents the incremental impact of the accounting for convertible debt as primarily codified in ASC 470, Debt.